Principal Audit Fees and Services	12 Months Ended
Dec. 31, 2025
Principal Audit Fees And Services [Abstract]
Principal audit fees and services

NOTE 27: Principal audit fees and services

During the past fiscal year, in addition to their usual activity, the statutory auditor performed additional activities on behalf of the Company mainly for the issuance of special reports related to warrant plans, grant report certification, for participation to the audit committees and for participation to special projects.

The detail is presented in the table below:

Thousands of $ For The Years ended December 31	2025	2024	2023
Audit fees	530	408	408
All other fees	-	236	-
Audit-related fees	141	16	40
Total expenses	671	660	448